Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies.
Schedule of future minimum payments under non-cancelable operating leases

As of December 31, 2014, future minimum commitments under non-cancelable agreements were as follows:

Years Ending December 31,	RMB	US$
2015	22,501,858	3,626,641
2016	21,450,605	3,457,210
2017	18,894,220	3,045,196
2018	13,235,800	2,133,224
2019	13,162,292	2,121,376
Thereafter	19,611,943	3,160,871
Total	108,856,718	17,544,518